Share Capital	6 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
SHARE CAPITAL
12.	SHARE CAPITAL

The Company has authorised share capital of 500,000,000 shares with a par value of $0.001 per share.

	31 December 2025 No of shares	31 December 2025 $ (Unaudited)
Opening balance comprising issued capital and share premium	104,790,304	197,732,356
Issue of shares suppliers	100,000	654,805
Issue of shares PIPE	8,030,303	50,005,000
Issue of shares vesting of RSU’s	2,220,000	4,556,800
Issue of shares acquisition of copper (note 6)	2,000,000	15,800,000
Issue of shares exercise of warrants	3,327,709	64,722,855
Issue of shares exercise of warrants (cashless)	873,942	22,196,802
Capital raising costs	-	(3,000,000)
Total share capital comprising issued capital and shares premium	121,342,258	352,668,618

	30 June 2025 No of shares	30 June 2025 $ (Audited)
Opening balance comprising issued capital and share premium	80,994,098	51,508,320
Issue of shares Tanbreez acquisition	8,395,523	90,000,000
Issue of shares suppliers	950,365	1,997,000
Issue of shares PIPE	4,910,000	24,550,000
Issue of shares Directors	560,310	1,297,099
Issue of shares vesting of RSU’s	2,380,008	24,438,104
Issue of shares Tanbreez make good provision	5,000,000	6,850,000
Issue of shares upon conversion of warrants	1,600,000	2,000,000
Issue of warrants PIPE (Investors)	-	(3,104,593)
Issue of warrants PIPE (Brokers)	-	(160,574)
Capital raising costs – cash	-	(1,643,000)
Total share capital comprising issued capital and shares premium	104,790,304	197,732,356

(i)	During the half year ended 31 December 2025, the following shares were issued:

◾	100,000 shares to 2744724 Alberta Inc for the provision of marketing related services to the Company (note 15). The fair value of these shares on the issue date was $15.05 which resulted in a loss in the extinguishment of liabilities of $326,000

◾	8,030,303 shares to participants in the PIPE raising funds of $50,005,000 (before expenses)

◾	2,220,000 shares issued upon the vesting of RSU’s

◾	2,000,000 shares in relation to the acquisition of copper asset (note 6)

◾	3,327,709 shares upon the exercise of options comprising:

o	3,315,000 shares upon the exercise of 3,315,000 warrants ($7.00 each expiring 7 February 2029)

o	12,709 shares upon the exercise of 12,709 listed warrants ($11.50 each expiring 27 February 2029)

◾	873,942 shares upon the exercise of options utilising the cashless facility comprising:

o	38,468 shares issued upon the exercise of 50,100 warrants ($7.00 each expiring 7 February 2029)

o	835,474 shares issued upon the exercise of 1,000,000 warrants ($5.00 each expiring 18 June 2029)

Terms and conditions of contributed equity

Fully paid ordinary shares have the right to receive dividends as declared and, in the event of winding up the Company, to participate in the proceeds from sale of all surplus assets in proportion to the number of paid up shares held.

Fully paid ordinary shares entitle their holder to one vote, either in person or by proxy, at any shareholders’ meeting of the Company.

At 31 December 2025, all shares on issue in the Company are fully paid.